SEGMENT INFORMATION (Additional Information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Custom Innovation Related Party	$ 439	$ 0
Payments to Acquire Property, Plant, and Equipment	$ 309	$ 30